Acquisition - Schedule of Acquisition of Assets, Liabilities and Net Book Value (Details)	Feb. 04, 2021 USD ($)
Business Combination and Asset Acquisition [Abstract]
Cash	$ 955,000
Series B preferred stock	1,050,000
Series C preferred stock	832,000
Paid-in capital	(927,000)
Net book value	$ (95,000)